UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:     June  30,  2009
Check here if Amendment:     ___; Amendment Number:_____
This Amendment (Check only one.)     ___ is a restatement.
                                     ___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Eastbourne Capital Management, L.L.C.
Address:       1101 Fifth Avenue, Suite 370
               San Rafael, CA  94901

Form 13F File Number:     28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric M. Sippel, Esq.
Title:    Chief Operating Officer
Phone:    415-448-1200

Signature, Place and Date of Signing:

     Eric M. Sippel          San Rafael, CA                August 13, 2009

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     412,322

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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NAME OF ISSUER                                    TITLE OF       CUSIP    VALUE     SHARES    SH/  INV.  OTHER  VOTING AUTH
                                                   CLASS                  X1000               PRN  DISC   MGR      SOLE
Amylin Pharmaceuticals, Inc.                   COMM            032346108  232,200  17,200,000  SH   SOLE       17,200,000
AVI Biopharma, Inc.                            COMM            002346104   11,237   7,112,069  SH   SOLE        7,112,069
General Motors Preferred Convertible Series D  SENIOR DEBEN D  370442691   30,768  10,910,643  SH   SOLE       10,910,643
MGIC Investment Corp.                          COMM            552848103   81,400  18,500,000  SH   SOLE       18,500,000
Pain Therapeutics, Inc.                        COMM            69562K100   45,263   8,428,897  SH   SOLE        8,428,897
Telik, Inc.                                    COMM            87959M109   11,454  13,475,000  SH   SOLE       13,475,000

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11/08 EDGAR FILING Form 13F